Fees Summary	Feb. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 464,209,016.00
Previously Paid Amount	0.00
Total Fee Amount	64,107.27
Total Offset Amount	16,130.72
Net Fee	$ 47,976.55